Funding debts - Remaining contractual maturity (Details) - Loans payable to investors of consolidated Trust ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Funding debts
Less than 1 year	¥ 1,512,510
1-2 years	15,000
2-3 years	0
More than 3 years	0
Total	1,527,510
Interest payments due in less than 1 year	38,369
Interest payments due in 1-2 years	2,396
Interest payments due in 2-3 years	0
Interest payments due in More than 3 years	0
Total interest payments	¥ 40,765